Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based Payment Arrangements
28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company
In order to attract, retain and reward employees, the Company and its subsidiary, ASE, have their employee share option plans for the Group’s full-time employees. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018 and each share option represents the right to purchase 0.5 ordinary share of the Company when exercised. Under the terms of the plan, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the TWSE at the issue date. The right of those share options granted under the plan is valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in the Company’s capital structure or when cash dividend per ordinary share exceeds 1.5% of the market price per ordinary share, the exercise price is accordingly adjusted.
Information about the share option plans that the Company granted and assumed
were as follows:

	For the Year Ended December 31
	2019		2020		2021
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	183,814	$58.1	170,786	$57.0	144,767	$56.9
Options expired	—	—	(1,006)	40.8	—	—
Options forfeited	(4,214)	61.8	(3,949)	58.0	(5,907)	52.3
Options exercised	(8,814)	48.4	(21,064)	49.2	(42,058)	61.4

Balance at December 31	170,786	57.0	144,767	56.9	96,802	53.3

Options exercisable, end of year	33,822	63.5	67,388	61.4	49,696	55.5

The weighted average share prices at exercise dates of share options for the years ended December 31, 2019, 2020 and 2021 were NT$69.3, NT$68.5 and NT$108.8 (US$3.9), respectively.
Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2020

ASE 4 th share options	$45.2	0.3
ASE 5 th share options	73.0	4.7
The Company 1 st share options	52.9	7.9

December 31, 2021

ASE 5 th share options	73.0	3.7
The Company 1 st share options	51.0	6.9

b.	Employee restricted stock awards plan of the Company
To attract and retain talents
 as well as
 motivate and engage employees, the Company’s annual shareholders’ meetings resolved in August 202
1

to issue
the 2021 employee restricted stock awards plan and

granted
 15,000
thousand ordinary shares on the record date of October 1, 2021. The par value and the exercise price was NT$10 (US$0.36) and NT$0 per share, respectively
.

The fair value at the grant day was NT$92.4 (US$
3.33
)
 per s
hare.
The vested shares are settled and issued on an annual basis during a three-year period starting from October 1, 2021. Up to one-thirds of the total shares granted will be vested only after the Company reaching specific performance targets before the end of each year-period. Except for inheritance, those shares shall not be sold, pledged, transferred, gifted, conditioned, or otherwise dispose of before vest, while the rights of attendance, propose, speak, vote and election at shareholders meeting and other rights, including but not limited to, stock dividend, cash dividend, distribution from legal reserve and capital surplus, share options at cash capital increase are identical with the Company’s ordinary shares issued and outstanding. All the shares under this plan should be deposited in a trust account before vest.
After the grant date, the Company has the right to revoke and cancel those unvested shares. The dividends (including cash dividends, stock dividends, and the cash or the shares distributed from legal reserve or capital surplus) entitled to those unvested shares and interests derived therefrom shall be returned to the Company from the trust account at the same time.

c.	Employee share option plans of subsidiaries
USIE
The terms of the plans issued by USIE were the same with those option plans previously granted by ASE. Information about share options was as follows:

	For the Year Ended December 31
	2019		2020
		Weighted		Weighted
	Number of	Average Exercise	Number of	Average Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	16,711	$2.1	8,349	$2.3
Options forfeited	—	—	(7)	2.9
Options exercised	(8,362)	2.0	(8,342)	2.3

Balance at December 31	8,349	2.3	—	—

Options exercisable, end of year	8,349	2.3	—	—

In 2019 and 2020, the Group’s shareholdings in USIE decreased because USIE’s share options were exercised. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and, as a result, capital surplus was decreased by NT$981,078 thousand
in
 2019
,

and
 capital surplus
and retained earnings was decreased by NT$
1,120,111 thousand and NT$
392,447
thousand, respectively, in
 2020. In addition, all of USIE’s share options were fully exercised as of December 31, 2020.
USISH
Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.
In November 2019, USISH adopted the first share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 3.0 years, 4.0 years and 5.0 years, respectively, and are exercisable at certain percentages within 12 months subsequent to the second, the third and the fourth anniversary of the grant date under the satisfaction of certain performance conditions within each respective vesting period. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercisable share option units and the exercise price are accordingly adjusted.
In September 2020, USISH adopted the second share option plan (“2020 share options”) and granted 1,140 thousand share options to its employees. The conditions of issued 2020 share options are the same as 2019 share options plan, except that the options are valid for 2.2 years, 3.2 years and 4.2 years, respectively, and with each respective vesting period of 1.2 years, 2.2 years and 3.2 years.
Information about share options was as follows:

	For the Year Ended December 31
	2019		2020		2021
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	21,537	$15.5	35,077	$14.5	31,266	$14.6
Options granted	17,167	13.3	1,140	21.7	—	—
Options forfeited	(463)	15.4	(636)	14.0	(952)	14.5
Options exercised	(3,164)	15.5	(4,315)	15.5	(828)	13.8

Balance at December 31	35,077	14.5	31,266	14.6	29,486	14.2

Options exercisable, end of year	13,694	15.5	13,416	15.5	19,249	14.8

Fair value of options granted (RMB)	$6.27-8.35		$7.03-8.93		$—

Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2020

2015 share options	$15.5	4.9
2019 share options	13.3	3.9
2020 share options	21.7	3.9

December 31, 2021

2015 share options	15.5	3.9
2019 share options	12.7	2.9
2020 share options	21.2	2.9

d .	Employee restricted stock plans of subsidiaries
In November 2019, USISH adopted the first restricted
stock
 plan (“2019 restricted
stocks
”) and granted 6,156 thousand ordinary shares to its directors (excluding independent directors), supervisors and employees. In April 2020, the board of directors further resolved to grant 6,403 thousand ordinary shares instead, while other terms remain constant. The plan was of 3 phases starting from 2019 and each phase lasts for 1 year with a valid period of 4.5 years, 3.5 years and 2.5 years, respectively. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe a certain percentage of the total USISH’s ordinary shares issued under the plan with a lock-up
period of 1 year. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercise price is accordingly adjusted.

In September 2020, USISH adopted the second restricted
stock
 plan (“2020 restricted
stocks
”) and granted 425 thousand ordinary shares to its employees. The conditions of issued 2020 restricted stocks
 are the same as 2019 restricted
sto
cks
 plan, except that the restricted
stocks
are valid for 2 years and the ordinary shares that USISH would issue to participants for free are with a lock-up
period of 1.3 year.
In September 2021, USISH adopted the third restricted
stock
 plan (“2021 restricted
stocks
”) and granted 281 thousand ordinary shares to its expatriate staff. The conditions of issued 2021 restricted st
oc
k
s
 are the same as 2020 restricted
sto
cks
plan.
Information about restricted
stocks
was as follows:

	For the Year Ended December 31
	2019		2020		2021
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	—	$—	6,156	$13.3	5,547	$12.2
Options granted	6,156	13.3	672	4.9	281	—
Options exercised	—	—	(1,281)	13.2	(1,780)	12.7
Options forfeited	—	—	—	—	(483)	12.1

Balance at December 31	6,156	13.3	5,547	12.2	3,565	10.2

Options exercisable, end of year	—	—	—	—	—	—

Fair value of options granted (RMB)	$13.47		$18.55		$11.78

Information about USISH’s outstanding restricted
st
oc
ks
at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2020

2019 restricted st ocks	$13.2	3.3
2020 restricted stocks	—	1.7

December 31, 2021

2019 restricted st ocks	12.7	2.3
2020 restricted stocks	—	0.7
2021 restricted st oc ks	—	1.7
The Group’s shareholdings in USISH decreased because the abovementioned share option plans and restricted stock
 plan were exercised in 2019, 2020 and 2021. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$105,785 thousand, NT$1,010,219 thousand and NT$58,448 thousand (US$2,107 thousand) in 2019, 2020 and 2021, respectively.

e .	Fair value information
For the fair values at the grant date of USISH’s 2019, 2020 and 2021 plans, the share options plans were measured by using the trinomial tree model, while the restricted stocks
plans were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up
period. The inputs to the models were as follows:

Share option plan

	2019 Share Options Plan	2020 Share Options Plan

Share price at the grant date	RMB15.84 per share	RMB21.55 per share
Exercise price	RMB13.34 per share	RMB21.65 per share
Expected volatility (%)	45.07-51.80	48.14-53.57
Expected lives (years)	3-5	2.2-4.2
Expected dividend yield	—	—
Risk free interest rate (%)	2.80-2.97	2.80-2.99

Restricted stock plan

	2019 Restricted S tocks Plan	2019 Restricted Stocks Plan Amended in 2020	2020 Restricted Stocks Plan	2021 Restricted Stocks Plan

Share price at the grant date	RMB16.30 per share	RMB16.60 per share	RMB24.30 per share	RMB14.65 per share
Exercise price	RMB13.34 per share	RMB13.34 per share	(Note)	(Note)
Expected volatility (%)	47.77	57.21	56.97	47.15
Lock-up periods (years)	1	1	1.3	1.3
Expected dividend yield	—	—	—	—
Risk free interest rate (%)	2.70	1.55	2.63	2.34

Note:	The restricted st ock plan is to transfer ordinary shares for free upon satisfaction of certain performance conditions prior to the expiration.
Expected volatilities were based on the annualized volatilities of USISH’s historical share prices.
For the years ended December 31, 2019, 2020 and 2021, employee benefits expense recognized on the share-based payment plans were NT$871,699 thousand, NT$955,575 thousand and NT$699,211 thousand (US$25,206 thousand), respectively.